Provisions and post-retirement benefits - Summary of Provisions, including post-retirement benefits (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of other provisions [Line Items]
Opening balance	$ 17,665
Adjustment on currency translation	(109)
Adjustments to mining properties/right of use assets:
– changes in estimate	24
Charged/(credited) to profit:
– increases to existing and new provisions	502
– decreases to existing provisions and unused amounts reversed	(24)
– exchange losses on provisions	7
– amortisation of discount	207
Utilised in the period	(425)
Actuarial gains recognised in equity	(616)
Transfers and other movements	(321)
Closing balance	16,910
Balance sheet analysis:
Current	1,834	$ 1,729
Non-current	15,076	15,936
Total	16,910	17,665
Pensions and post retirement healthcare
Disclosure of other provisions [Line Items]
Opening balance	3,055
Adjustment on currency translation	41
Adjustments to mining properties/right of use assets:
– changes in estimate	0
Charged/(credited) to profit:
– increases to existing and new provisions	82
– decreases to existing provisions and unused amounts reversed	0
– exchange losses on provisions	0
– amortisation of discount	0
Utilised in the period	(76)
Actuarial gains recognised in equity	(616)
Transfers and other movements	(291)
Closing balance	2,195
Balance sheet analysis:
Current	71
Non-current	2,124
Total	2,195	3,055
Other employee entitlements
Disclosure of other provisions [Line Items]
Opening balance	419
Adjustment on currency translation	(10)
Adjustments to mining properties/right of use assets:
– changes in estimate	0
Charged/(credited) to profit:
– increases to existing and new provisions	60
– decreases to existing provisions and unused amounts reversed	(10)
– exchange losses on provisions	0
– amortisation of discount	0
Utilised in the period	(63)
Actuarial gains recognised in equity	0
Transfers and other movements	0
Closing balance	396
Balance sheet analysis:
Current	306
Non-current	90
Total	396	419
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Opening balance	13,335
Adjustment on currency translation	(133)
Adjustments to mining properties/right of use assets:
– changes in estimate	21
Charged/(credited) to profit:
– increases to existing and new provisions	265
– decreases to existing provisions and unused amounts reversed	(2)
– exchange losses on provisions	7
– amortisation of discount	206
Utilised in the period	(231)
Actuarial gains recognised in equity	0
Transfers and other movements	(1)
Closing balance	13,467
Balance sheet analysis:
Current	917
Non-current	12,550
Total	13,467	13,335
Other
Disclosure of other provisions [Line Items]
Opening balance	856
Adjustment on currency translation	(7)
Adjustments to mining properties/right of use assets:
– changes in estimate	3
Charged/(credited) to profit:
– increases to existing and new provisions	95
– decreases to existing provisions and unused amounts reversed	(12)
– exchange losses on provisions	0
– amortisation of discount	1
Utilised in the period	(55)
Actuarial gains recognised in equity	0
Transfers and other movements	(29)
Closing balance	852
Balance sheet analysis:
Current	540
Non-current	312
Total	$ 852	$ 856